February 7, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Attention: Filings – Rule 487(j)

Re: Dreyfus Connecticut Municipal Money Market Fund, Inc.
Registration Statement File Nos.: 811-6014; 33-34845
CIK No.: 863471
Series ID: S000000064
Class ID: C000000100

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in Post Effective Amendment No. 17 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 27, 2006, pursuant to Rule 485(b).

[Please note that this filing amends the filing made on February 3, 2006 which mistakenly identified the relevant Post-Effective Amendment as “No. 18”]

Very truly yours,

/s/ Gina Casso
Gina Casso
Senior Paralegal